EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY
EQUITY

14.EQUITY

Ordinary Shares

As of December 31, 2024 and 2025, the Company was authorized to issue 400,000,000 shares of $0.0001 par value ordinary shares. 31,857,802 and 39,353,365 shares were issued, and 31,826,549 and 39,339,960 shares were outstanding as of December 31, 2024 and 2025, respectively. 31,253 and 13,405 shares were issued but not yet outstanding and reserved for future transfer for employee exercise share options. Holders of the Company’s ordinary shares are entitled to dividends, if and when, declared by the board of directors of the Company and after any convertible preferred share dividends are fully paid. The holder of each share of common stock is entitled to one vote. As of December 31, 2024 and 2025, no dividends were declared.

ATM offering

For the year ended December 31, 2024, the Company received $762 of ATM offering proceeds receivables due from the sales agent as of December 31, 2023 and raised $16,984 in gross proceeds and $16,295 net proceeds after deducting sales commissions of $510 and other fees and expenses $179 by issuing 284,719 ADSs. For the year ended December 31, 2025, the Company raised $29,867 in gross proceeds and $28,971 in net proceeds after deducting sales commissions of $896 by issuing 193,000 ADSs.

Direct offering

On February 5, 2025, the Company announced that it entered into a securities purchase agreement with a new, fundamental healthcare investor for the purchase and sale of 258,309 ADSs and warrants to purchase 258,309 ADSs, at a purchase price of $58.07 per ADS and accompanying warrant, pursuant to a registered direct offering. The offering resulted in gross proceeds of approximately $15,000, before deducting placement agent fees and offering expenses, as well as the potential for additional proceeds of approximately $15,000 from the exercise of five-year warrants issued in the offering. The closing of the offering occurred on February 7, 2025.

On August 7, 2025, the Company announced that it entered into a securities purchase agreement for the purchase and sale of 230,770 ADS and warrants to purchase 230,770 ADSs, at a purchase price of $65 per ADS and accompanying warrant, pursuant to a registered direct offering. The offering resulted in gross proceeds of approximately $15,000, before deducting placement agent fees and offering expenses, as well as the potential for additional proceeds of approximately $15,000 from the exercise of five-year warrants issued in the offering. The closing of the offering occurred on August 8, 2025.

Underwriting public offering

On December 1, 2025, the Company entered into an underwriting agreement with Morgan Stanley & Co. LLC, Leerink Partners LLC and BofA Securities, Inc., as representatives of the underwriters named therein, relating to the underwritten public offering of 2,272,727 American Depositary Shares, or ADSs, each representing one ordinary share, at a public offering price of $154.00 per ADS. The Company has also granted the underwriters a 30-day option to purchase up to 340,909 additional ADSs from the Company at the public offering price, less underwriting discounts and commissions. The offering resulted in gross proceeds of approximately $350,000, before deducting underwriting discounts and commissions $21,000 and offering expenses of $883, and net proceed $328,117. The closing of the offering occurred on December 3, 2025, and the underwriters exercised in full the over-allotment option to purchase 340,909 ADSs during December 2025, resulting in additional proceeds of $49,350.

Warrants

(1)Representative’s Warrants

Upon the closing of IPO offering in April 2022, the Company issued to Benchmark the representative of the underwriters warrants to purchase a number of ADSs equal to 169,302 ADSs (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price equal to $7.50 per ADS and are exercisable until the date on April 28, 2027, after the date of commencement on November 3, 2022. The Representative’s Warrants are also exercisable on a cashless basis. The Representative’s Warrants of 84,651 shares were exercised on a cashless basis, and 73,800 shares were issued for the year ended December 31, 2024. All of the Representative’s Warrants were all exercised as of December 31, 2024.

The fair value of the warrant, using the Black-Scholes Model, on the date of issuance was $257. The key inputs into the Black – Scholes Model variables were as follows at measurement date:

April 28, 2022
Stock price	$6.00
Risk-free interest rate	2.86%
Volatility	32.19%
Exercise price	$7.50
Dividend yield	$0

(2)	Follow-on warrants

On June 2, 2023, the Company consummated its follow-on offering of 2,000,000 of American depositary shares, or ADSs, representing 2,000,000 of the Company ordinary shares, par value $0.0001 per share; and to the investors warrants to purchase an aggregate of 2,000,000 of the Company ordinary shares represented by ADSs with an exercise price of $18.00 per warrant.

These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on June 2, 2023 and expire on June 2, 2028. The fair value of these warrants, using the Binomial Option Pricing Model, on the date of issuance was $6,337. For the year ended December 31, 2024 and 2025, gross proceeds from warrant exercise were $10,241 and $376 before deducting the conversion agent fee of $33 and $1, and net proceeds were $10,208 and $375.

The key inputs into the Binomial Model variables were as follows at measurement date:

June 2, 2023
Stock price	$17.15
Risk-free interest rate	3.84%
Volatility	99.27%
Exercise price	$18.00
Dividend yield	$0

(3)	Registered direct offering warrants

On April 25, 2024, the Company entered into a securities purchase agreement with an institutional investor, relating to the registered direct offering of 651,380 American Depositary Shares, or ADSs, each representing one ordinary share, and warrants (“Existing Warrants”) to purchase 651,380 ordinary shares represented by ADSs with an exercise price of $44.14 per warrant.

These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on April 29, 2024 and expire on April 29, 2029. The fair value of these warrants, using the Binomial Option Pricing Model, on the date of issuance was $9,978.

April 29, 2024
Stock price	$40.93
Risk-free interest rate	4.65%
Volatility	36.79%
Exercise price	$44.14
Dividend yield	$0

On February 5, 2025, the Company announced that it entered into a securities purchase agreement with a new, fundamental healthcare investor for the purchase and sale of 258,309 ADSs and warrants to purchase 258,309 ADSs, at a purchase price of $58.07 per ADS and accompanying warrant, pursuant to a registered direct offering. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on February 7, 2025 and expiring on February 7, 2030. The fair value of these warrants on the date of issuance, using the Binomial Option Pricing Model, was $5,539. For the year ended December 31, 2025, all the warrants fully exercised for gross proceeds of $15,000 before deducting the conversion agent fee of $13, and net proceeds were $14,987.

February 7, 2025
Stock price	$57.53
Risk-free interest rate	4.34%
Volatility	34.22%
Exercise price	$58.07
Dividend yield	$0

On August 7, 2025, the Company announced that it entered into a securities purchase agreement for the purchase and sale of 230,770 ADSs and warrants to purchase 230,770 ADSs, at a purchase price of $65.00 per ADS and accompanying warrant, pursuant to a registered direct offering. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on August 8, 2025 and expiring on August 8, 2030. The fair value of these warrants on the date of issuance, using the Binomial Option Pricing Model, was $6,191. For the year ended December 31, 2025, gross proceeds from warrant exercise were $10,400 before deducting the conversion agent fee of $8, and net proceeds were $10,392.

August 8, 2025
Stock price	$69.88
Risk-free interest rate	3.84%
Volatility	32.64%
Exercise price	$65.00
Dividend yield	$0

(4)	Inducement warrants

On November 3, 2024, the Company entered into an Letter Agreement with the warrant holder of the Existing Warrants to exercise for cash its existing warrants to purchase an aggregate of 651,380 of the Company’s ordinary shares at an exercise price of $44.14 per ordinary share in consideration of the Company’s agreement to issue to the holder, November Warrants, to purchase up to an aggregate of 651,380 ordinary shares with an exercise price of $70.00 per warrant. The gross proceeds were $28,752 from the exercise of the Existing Warrants. The Company considered that the circumstances of the warrant inducement offer were executed in contemplation of an equity offering (that is, to induce exercise of the outstanding warrants and raise equity capital). Therefore, the effect of a modification or an exchange of the induced warrants was accounted for as an additional equity issuance cost for the warrant inducement, which was recorded to additional paid-in capital.

These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on November 4, 2024 and expire on November 5, 2029. The fair value of these warrants, using the Binomial Option Pricing Model, on the date of issuance was $16,410. For the year ended December 31, 2024 and 2025, gross proceeds from warrant exercise were nil and $14,280 before deducting the conversion agent fee of nil and $10, and net proceeds were nil and $14,270.

November 4, 2024
Stock price	$69.71
Risk-free interest rate	4.17%
Volatility	31.96%
Exercise price	$70.00
Dividend yield	$0

(5)PIPE warrants

On September 8, 2025, the Company announced that it entered into securities purchase agreements with leading healthcare investors in the PIPE that resulted in gross proceeds of approximately $125,000, before deducting placement agent fees and offering expenses of $6,789, and net proceed $118,211 and up to an additional approximately $150,000 in gross proceeds if the accompanying warrants are fully exercised for cash. At the closing of the PIPE, the Company issued 1,953,124 ordinary shares and warrants to purchase 1,953,124 ordinary shares, at the PIPE Purchase Price. Each warrant is immediately exercisable with an exercise price of $76.80 per ordinary share and will expire two years from the date of issuance. The closing of the PIPE occurred on September 9, 2025. The fair value of these warrants on the date of issuance, using the Binomial Option Pricing Model, was $31,538. For the year ended December 31, 2025, gross proceeds from warrant exercise were $63,000 before deducting the conversion agent fee of $31, and net proceeds were $62,969.

September 9, 2025
Stock price	$65.68
Risk-free interest rate	3.54%
Volatility	50.01%
Exercise price	$76.80
Dividend yield	$0

The following table summarizes the Company’s activities and status of Representative’s Warrants and various warrants as disclosed above:

		Weighted	Weighted Average
		Average	Remaining Term
	Number of Warrants	Exercise Price	(Years)
Outstanding as of January 1, 2023	169,302	7.50	4.33
Issued	2,000,000	$18.00
Exercised	(1,190,629)	17.25
Forfeited or expired	—	—
Outstanding as of December 31, 2023	978,673	$17.09	4.33
Issued	1,302,760	$57.07
Exercised	(1,404,988)	$29.49
Forfeited or expired	—	—
Outstanding as of December 31, 2024	876,445	$56.65	4.48
Issued	2,442,203	$73.70
Exercised	(1,463,491)	$70.42
Forfeited or expired	—	—
Outstanding as of December 31, 2025	1,855,157	$68.24	2.40